Inventories	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventories	Inventories of $10,578 and $10,774 in the accompanying balance sheets at December 31, 2015 and June 30, 2016, respectively relate to bunkers, lubricants and spare parts.